Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenues
Total revenues	$ 102,189	$ 126,584
Operating expenses
Costs of sales-third parties	(69,423)	(86,528)
Costs of sales-related parties	(2,455)	(2,859)
Research and development expenses	(60,053)	(31,566)
Selling expenses	(9,392)	(9,681)
Administrative expenses	(14,549)	(12,015)
Total operating expenses	(155,872)	(142,649)
Loss from operations	(53,683)	(16,065)
Other income/(expense)	3,188	(673)
Loss before income taxes and equity in earnings of equity investees	(50,495)	(16,738)
Income tax expense	(2,680)	(1,846)
Equity in earnings of equity investees, net of tax	23,050	22,269
Net (loss)/income	(30,125)	3,685
Less: Net income attributable to non-controlling interests	(2,566)	(2,003)
Net (loss)/income attributable to the Company	$ (32,691)	$ 1,682
(Losses)/earnings per share attributable to the Company-basic (US$ per share)	$ (0.49)	$ 0.03
(Losses)/earnings per share attributable to the Company-diluted (US$ per share)	$ (0.49)	$ 0.03
Number of shares used in per share calculation-basic	66,389,454	60,660,846
Number of shares used in per share calculation-diluted	66,389,454	61,134,539
Sales-third parties
Revenues
Total revenues	$ 85,116	$ 99,950
Sales-related parties
Revenues
Total revenues	3,449	3,908
Revenue from license and collaboration agreements-third parties
Revenues
Total revenues	8,548	17,843
Revenue from research and development services-related parties
Revenues
Total revenues	$ 5,076	$ 4,883